Intangible assets and goodwill - Schedule of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Goodwill beginning of the period	$ 1,312.2	$ 1,324.1
Foreign exchange gain (loss)	7.9	(11.9)
Goodwill end of the period	$ 1,320.1	$ 1,312.2